UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

Ultra Short-Term Bond ETF (TBUX)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Ultra Short-Term Bond ETF ("the fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond ETF	$18	0.17%

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by declining interest rates and tighter credit spreads near the end of 2023. Corporate bonds and securitized credit generated positive excess returns during the rally and the broader reporting period.

  The fund’s out-of-benchmark allocations to securitized sectors (residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities), overweight to investment-grade corporate bonds, and underweight to U.S. Treasuries aided relative performance versus its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index. Security selection among investment-grade corporate bonds also contributed.

  Positioning on the yield curve hindered relative performance. Specifically, an overweight to the two-year key rate detracted as the yield on the two-year U.S. Treasury note ended the period higher.

  The fund’s allocation to investment-grade corporate debt decreased over the reporting period but continued to represent the portfolio’s largest absolute and relative position. As corporate bond valuations tightened early in the period, we focused on additions in ABS, and our allocation to the ABS sector ended notably higher. Within the sector, the analyst team identified a variety of opportunities among automotive and industrial equipment securities.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives, particularly U.S. Treasury futures, contributed modestly to absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Ultra Short-Term Bond ETF (Based on Net Asset Value)	(Regulatory Benchmark)	(Strategy Benchmark)
9/28/21	$10,000	$10,000	$10,000
11/30/21	$9,970	$10,037	$9,998
2/28/22	$9,934	$9,686	$9,982
5/31/22	$9,869	$9,118	$9,982
8/31/22	$9,867	$8,935	$9,982
11/30/22	$9,901	$8,748	$10,024
2/28/23	$10,064	$8,745	$10,127
5/31/23	$10,181	$8,923	$10,244
8/31/23	$10,341	$8,828	$10,378
11/30/23	$10,510	$8,851	$10,527
2/29/24	$10,709	$9,036	$10,665
5/31/24	$10,867	$9,039	$10,803

202406-3653144, 202407-3567209

ETF990-052 07/24

Average Annual Total Returns

	1 Year	Since Inception 9/28/21
Ultra Short-Term Bond ETF (Based on Net Asset Value)	6.74%	3.16%
Ultra Short-Term Bond ETF (At Market Price)	6.95%	3.21%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31%	- 3.71%
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.46%	2.93%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$164,063
  Number of Portfolio Holdings442
  Investment Advisory Fees Paid (000s)$192
  Portfolio Turnover Rate76.4%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

U.S. Treasury Securities	0.4%
AAA Rated	29.6
AA Rated	5.2
A Rated	23.2
BBB Rated	39.5
Not Rated	1.1
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody's, Standard & Poor's, and Fitch and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	2.6%
Santander Drive Auto Receivables Trust	2.0
Verus Securitization Trust	1.7
HPEFS Equipment Trust	1.5
Enterprise Fleet Financing	1.3
CarMax Auto Owner Trust	1.3
Conagra Brands	1.2
Targa Resources	1.2
Edison International	1.2
Octane Receivables Trust	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Ultra Short-Term Bond ETF (TBUX)

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,840	$31,609
Audit-Related Fees	-	-
Tax Fees	-	6,939
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
May 31, 2024
T. ROWE PRICE
TBUX	Ultra Short-Term Bond ETF
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T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended		9/28/21(1) Through
	5/31/24	5/31/23	5/31/22
NET ASSET VALUE
Beginning of period	$ 48.67	$ 49.07	$ 50.00
Investment activities
Net investment income(2) (3)	2.59	1.63	0.31
Net realized and unrealized gain/loss	0.62	(0.13)	(0.94)
Total from investment activities	3.21	1.50	(0.63)
Distributions
Net investment income	(2.47)	(1.69)	(0.27)
Net realized gain	(0.07)	(0.21)	(0.03)
Total distributions	(2.54)	(1.90)	(0.30)
NET ASSET VALUE
End of period	$ 49.34	$ 48.67	$ 49.07
Ratios/Supplemental Data
Total return, based on NAV(3) (4)	6.74%	3.15%	(1.31)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.17%	0.17%	0.17%(5)
Net expenses after waivers/payments by Price Associates	0.17%	0.17%	0.17%(5)
Net investment income	5.27%	3.34%	0.94%(5)
Portfolio turnover rate(6)	76.4%	61.2%	12.5%
Net assets, end of period (in thousands)	$ 164,063	$ 54,755	$ 36,801

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

May 31, 2024
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 25.6%
Auto Backed 11.5%
Ally Auto Receivables Trust, Series 2023-A, Class A2, 6.15%, 1/17/34 (1)	1	1
Ally Auto Receivables Trust, Series 2023-A, Class B, 6.01%, 1/17/34 (1)	178	179
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.06%, 8/18/26	188	184
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%, 7/15/32 (1)	200	201
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32 (1)	500	497
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class A, FRN, SOFR30A + 1.10%, 6.424%, 12/26/31 (1)	233	233
CarMax Auto Owner Trust, Series 2020-2, Class B, 1.03%, 12/15/26	171	163
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26	327	318
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	650	625
CarMax Auto Owner Trust, Series 2023-3, Class A2B, FRN, SOFR30A + 0.60%, 5.924%, 11/16/26	399	400
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 5/15/28	340	339
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92%, 10/16/28	270	268
Carvana Auto Receivables Trust, Series 2021-N4, Class B, 1.24%, 9/11/28	8	8
Carvana Auto Receivables Trust, Series 2022-N1, Class A1, 2.31%, 12/11/28 (1)	16	16
Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.36%, 4/12/27 (1)	44	44
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27 (1)	139	140
Carvana Auto Receivables Trust, Series 2023-P3, 6.09%, 11/10/26 (1)	270	270
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60%, 3/10/28 (1)	280	279

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Chase Auto Credit Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	570	555
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	24	24
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31%, 1/16/29	310	308
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	305	293
Enterprise Fleet Financing, Series 2022-3, Class A2, 4.38%, 7/20/29 (1)	402	398
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	354	353
Enterprise Fleet Financing, Series 2023-3, Class A2, 6.40%, 3/20/30 (1)	275	278
Enterprise Fleet Financing, Series 2024-1, Class A2, 5.23%, 3/20/30 (1)	505	502
Enterprise Fleet Financing, Series 2024-2, Class A2, 5.74%, 12/20/26 (1)	375	376
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86%, 12/15/26	60	60
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57%, 1/15/27	123	123
Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	179	179
Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.72%, 4/15/27	310	310
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11%, 9/15/27	165	165
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	275	276
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61%, 4/17/28	300	300
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26	120	119
Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.20%, 2/15/27	180	182
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31 (1)	635	620

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28 (1)	100	99
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62%, 5/15/28 (1)	100	100
Ford Credit Floorplan Master Owner Trust, Series 2024-1, Class B, 5.48%, 4/15/29 (1)	115	115
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27	80	80
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02%, 3/15/27 (1)	260	258
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class B, 5.35%, 5/15/28 (1)	165	164
JPMorgan Chase, Series 2021-1, Class B, 0.875%, 9/25/28 (1)	74	73
JPMorgan Chase, Series 2021-2, Class B, 0.889%, 12/26/28 (1)	19	19
JPMorgan Chase, Series 2021-2, Class C, 0.969%, 12/26/28 (1)	48	48
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%, 2/26/29 (1)	108	105
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29 (1)	105	105
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 8/25/28 (1)	875	880
Octane Receivables Trust, Series 2023-1A, Class B, 5.96%, 7/20/29 (1)	200	200
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (1)	818	822
Octane Receivables Trust, Series 2023-3A, Class B, 6.48%, 7/20/29 (1)	265	267
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (1)	561	561
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class B, 5.64%, 12/15/33 (1)	250	249
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43%, 3/15/27	250	248
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72%, 6/15/27	150	149

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 2/15/28	85	84
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61%, 10/15/27	635	634
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73%, 4/17/28	190	191
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23%, 12/15/28	785	782
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78%, 7/16/29	1,000	1,004
SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 1/22/29 (1)	220	219
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56%, 11/22/27 (1)	230	230
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28 (1)	225	225
SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.32%, 12/15/28 (1)	255	254
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A2B, FRN, SOFR30A + 0.80%, 6.123%, 3/22/27 (1)	39	39
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	388	389
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 6/21/27	315	314
Wheels Fleet Lease Funding 1, Series 2024-1A, Class A1, 5.49%, 2/18/39 (1)	420	419
World Omni Auto Receivables Trust, Series 2021-A, Class B, 0.64%, 12/15/26	25	24
		18,936
Collateralized Debt Obligations 5.9%
Allegro CLO IX, Series 2018-3A, Class A1R, FRN, 3M TSFR + 1.23%, 6.557%, 10/16/31 (1)	1,500	1,501
Apidos CLO XVIII, Series 2018-18A, Class AR, FRN, 3M TSFR + 1.15%, 6.475%, 10/22/30 (1)	719	719
Apidos CLO XXV, Series 2016-25A, Class A1R2, FRN, 3M TSFR + 1.15%, 6.475%, 10/20/31 (1)	562	563
Atrium XIII, Series 13A, Class AR, FRN, 3M TSFR + 1.15%, 6.476%, 11/21/30 (1)	753	753

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BlueMountain, Series 2015-3A, Class A1R, CLO, FRN, 3M TSFR + 1.26%, 6.586%, 4/20/31 (1)	196	196
BlueMountain CLO, Series 2016-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 6.522%, 11/15/30 (1)	556	556
Madison Park Funding XXIX, Series 2018-29A, Class AR, FRN, 3M TSFR + 1.18%, 6.507%, 10/18/30 (1)	636	638
Marathon Static CLO, Series 2022-18A, Class A1R2, FRN, 3M TSFR + 1.15%, 6.475%, 7/20/30 (1)	419	418
Marble Point CLO XII, Series 2018-1A, Class A, FRN, 3M TSFR + 1.27%, 6.599%, 7/16/31 (1)	205	205
Marble Point CLO XII, Series 2018-2A, Class A12R, FRN, 3M TSFR + 1.20%, 6.524%, 1/20/32 (1)	793	795
Octagon Investment Partners 39, Series 2018-3A, Class AR, FRN, 3M TSFR + 1.15%, 6.475%, 10/20/30 (1)	578	579
OZLM Funding II, Series 2012-2A, Class A1A2, FRN, 3M TSFR + 1.20%, 6.529%, 7/30/31 (1)	214	215
OZLM XXI, Series 2017-21A, Class A1R, FRN, 3M TSFR + 1.15%, 6.475%, 1/20/31 (1)	261	261
Romark CLO II, Series 2018-2A, Class A1R, FRN, 3M TSFR + 1.14%, 6.487%, 7/25/31 (1)	800	800
Symphony Static, Series 2021-1A, Class A, FRN, 3M TSFR + 1.09%, 6.415%, 10/25/29 (1)	143	143
THL Credit Wind River CLO, Series 2015-1A, Class A1R3, FRN, 3M TSFR + 1.20%, 6.525%, 10/20/30 (1)	564	566
TIAA CLO I, Series 2016-1A, Class ARR, FRN, 3M TSFR + 1.25%, 6.574%, 7/20/31 (1)	735	737
		9,645
Equipment Lease Heavy Duty 0.8%
Auxilior Term Funding, Series 2023-1A, Class A2, 6.18%, 12/15/28 (1)	205	205
Dllad, Series 2024-1A, Class A2, 5.50%, 8/20/27 (1)	115	115
MMAF Equipment Finance, Series 2020-BA, Class A5, 0.85%, 4/14/42 (1)	800	764
MMAF Equipment Finance, Series 2023-A, Class A2, 5.79%, 11/13/26 (1)	91	91

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Octane Receivables Trust, Series 2024-1A, Class A2, 5.68%, 5/20/30 (1)	145	145
		1,320
Other Asset-Backed Securities 7.2%
Amur Equipment Finance Receivables IX, Series 2021-1A, Class C, 1.75%, 6/21/27 (1)	805	788
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class A2, 5.38%, 1/21/31 (1)	350	349
Axis Equipment Finance Receivables, Series 2021-1A, Class A2, 0.75%, 11/20/26	1	1
BRE Grand Islander Timeshare Issuer, Series 2019-A, Class A, 3.28%, 9/26/33 (1)	102	98
Crown Point CLO 7, Series 2018-7A, Class AR, FRN, 3M TSFR + 1.23%, 6.556%, 10/20/31 (1)	800	799
Dell Equipment Finance Trust, Series 2023-2, Class A3, 5.65%, 1/22/29 (1)	100	100
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39%, 3/22/30 (1)	200	200
DLLAA, Series 2021-1A, Class A3, 0.67%, 4/17/26 (1)	68	66
DLLAA, Series 2023-1A, Class A2, 5.93%, 7/20/26 (1)	417	418
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	325	326
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1)	162	162
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 8/17/37 (1)	1,000	949
Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, 2/25/32 (1)	185	182
HPEFS Equipment Trust, Series 2021-2A, Class D, 1.29%, 3/20/29 (1)	300	296
HPEFS Equipment Trust, Series 2022-1A, Class B, 1.79%, 5/21/29 (1)	1,000	993
HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29 (1)	307	302
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29 (1)	400	387
HPEFS Equipment Trust, Series 2022-2A, Class C, 4.43%, 9/20/29 (1)	280	277

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
HPEFS Equipment Trust, Series 2023-2A, Class B, 6.25%, 1/21/31 (1)	110	111
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 1/18/28 (1)	525	524
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 7/15/30 (1)	344	344
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30 (1)	580	579
MVW, Series 2020-1A, Class A, 1.74%, 10/20/37 (1)	69	65
MVW, Series 2021-1WA, Class A, 1.14%, 1/22/41 (1)	35	32
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (1)	55	48
Nelnet Student Loan Trust, Series 2021-DA, Class AFL, FRN, 1M TSFR + 0.80%, 6.125%, 4/20/62 (1)	53	52
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 6.573%, 11/13/31 (1)	345	346
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (1)	36	36
Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (1)	27	26
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	37	37
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	48	48
Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (1)	117	117
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	100	100
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/31 (1)	29	29
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/32 (1)	101	101
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class B, 6.493%, 6/15/33 (1)	239	240
Santander Retail Auto Lease Trust, Series 2020-A, Class B, 1.61%, 1/20/26 (1)	180	177
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3, 4.95%, 5/21/29 (1)	255	253

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding, Series 2019-3A, Class A, 2.34%, 8/20/36 (1)	33	32
Sierra Timeshare Receivables Funding, Series 2020-2A, Class A, 1.33%, 7/20/37 (1)	28	27
Symphony CLO XVI, Series 2015-16A, Class ARR, FRN, 3M TSFR + 1.20%, 6.523%, 10/15/31 (1)	725	724
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	551	551
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	100	100
Verizon Master Trust, Series 2024-1, Class A1A, 5.00%, 12/20/28	100	99
Voya CLO, Series 2018-3A, Class A1R2, FRN, 3M TSFR + 1.20%, 6.528%, 10/15/31 (1)	270	270
		11,761
Student Loans 0.2%
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A, 3.42%, 1/15/43 (1)	54	52
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/69 (1)	53	48
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, 9/16/69 (1)	62	56
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, 1/15/69 (1)	76	70
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.58%, 4/15/70 (1)	69	60
SMB Private Education Loan Trust, Series 2016-B, Class A2B, FRN, 1M TSFR + 1.56%, 6.881%, 2/17/32 (1)	18	18
		304
Total Asset-Backed Securities (Cost $41,903)		41,966
CORPORATE BONDS 52.8%
Advertising 0.4%
WPP Finance, 3.75%, 9/19/24	600	595
		595

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Aerospace & Defense 0.4%
Boeing, 4.875%, 5/1/25	350	346
Boeing, 6.259%, 5/1/27 (1)	240	241
		587
Automotive 3.1%
Daimler Truck Finance North America, 5.15%, 1/16/26 (1)	300	298
Ford Motor Credit, 3.664%, 9/8/24	300	298
Ford Motor Credit, 4.134%, 8/4/25	250	245
Ford Motor Credit, 4.389%, 1/8/26	475	463
Hyundai Capital America, 1.30%, 1/8/26 (1)	250	233
Hyundai Capital America, 1.65%, 9/17/26 (1)	605	554
Hyundai Capital America, 1.80%, 10/15/25 (1)	410	389
Hyundai Capital America, 5.25%, 1/8/27 (1)	120	119
Hyundai Capital America, 5.50%, 3/30/26 (1)	85	85
LeasePlan, 2.875%, 10/24/24 (1)	600	593
Nissan Motor, 3.522%, 9/17/25 (1)	295	286
Nissan Motor Acceptance, 1.125%, 9/16/24 (1)	416	410
Volkswagen Group of America Finance, 4.625%, 11/13/25 (1)	230	227
Volkswagen Group of America Finance, 5.80%, 9/12/25 (1)	300	300
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1)	545	551
		5,051
Banking 16.0%
ABN AMRO Bank, VR, 6.339%, 9/18/27 (1)(2)	200	202
American Express, VR, 5.098%, 2/16/28 (2)	240	238
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (2)	800	800
Banco Santander, VR, 5.552%, 3/14/28 (2)	200	198
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (1)	575	572
Banco Santander SA, 5.147%, 8/18/25	400	396
Bank of America, VR, 5.08%, 1/20/27 (2)	200	199
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(2)	400	401

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bank of Montreal, 5.37%, 6/4/27	750	751
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	400	396
Banque Federative du Credit Mutuel, 5.088%, 1/23/27 (1)	215	214
Banque Federative du Credit Mutuel, 5.896%, 7/13/26 (1)	400	404
Barclays, 4.375%, 1/12/26	200	196
Barclays, 5.20%, 5/12/26	400	395
Barclays, VR, 5.304%, 8/9/26 (2)	400	398
Barclays, VR, 5.674%, 3/12/28 (2)	200	200
BPCE SA, 2.375%, 1/14/25 (1)	500	488
BPCE SA, 4.50%, 3/15/25 (1)	700	691
CaixaBank SA, VR, 6.684%, 9/13/27 (1)(2)	550	559
Capital One Financial, VR, 2.636%, 3/3/26 (2)	300	292
Capital One Financial, 3.75%, 7/28/26	550	530
Capital One Financial, VR, 4.985%, 7/24/26 (2)	300	297
Citigroup, 4.40%, 6/10/25	400	395
Citigroup, FRN, SOFR + 0.69%, 6.053%, 1/25/26	500	501
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)	700	687
Cooperatieve Rabobank, 3.75%, 7/21/26	250	240
Cooperatieve Rabobank, 4.375%, 8/4/25	250	246
Danske Bank, VR, 1.621%, 9/11/26 (1)(2)	310	294
Danske Bank, VR, 5.427%, 3/1/28 (1)(2)	275	275
Danske Bank, VR, 6.259%, 9/22/26 (1)(2)	235	237
Deutsche Bank, 4.50%, 4/1/25	1,160	1,143
Discover Bank, 2.45%, 9/12/24	650	644
Emirates NBD Bank PJSC, 2.625%, 2/18/25	400	390
Fifth Third Bank, 3.85%, 3/15/26	1,500	1,449
HDFC BankGandhinagar, 5.686%, 3/2/26	250	250
HSBC Holdings, VR, 4.292%, 9/12/26 (2)	575	564
HSBC Holdings, 4.375%, 11/23/26	400	389
HSBC Holdings, VR, 5.597%, 5/17/28 (2)	400	401
Huntington Bancshares, 2.625%, 8/6/24	225	224
Huntington National Bank, VR, 5.699%, 11/18/25 (2)	335	334
ING Groep, VR, 3.869%, 3/28/26 (2)	800	786

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Intesa Sanpaolo, 7.00%, 11/21/25 (1)	550	556
Lloyds Banking Group, VR, 2.438%, 2/5/26 (2)	635	621
Lloyds Banking Group, 4.50%, 11/4/24	400	397
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25 (2)	400	399
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26 (2)	400	399
PNC Financial Services Group, VR, 5.30%, 1/21/28 (2)	160	159
PNC Financial Services Group, VR, 5.812%, 6/12/26 (2)	240	240
PNC Financial Services Group, VR, 6.615%, 10/20/27 (2)	550	563
Royal BK Scotland Group, 4.80%, 4/5/26	240	237
Santander Holdings USA, 3.244%, 10/5/26	250	235
Societe Generale, 4.25%, 4/14/25 (1)	500	491
Societe Generale, 4.25%, 8/19/26 (1)	460	442
Societe Generale, VR, VR, 5.519%, 1/19/28 (1)(2)	225	222
Standard Chartered, VR, 3.971%, 3/30/26 (1)(2)	200	197
Standard Chartered, VR, 5.688%, 5/14/28 (1)(2)	200	199
Standard Chartered, VR, 6.17%, 1/9/27 (1)(2)	200	201
Standard Chartered, VR, 6.187%, 7/6/27 (1)(2)	400	403
UBS AG, 5.00%, 7/9/27	250	246
UBS Group, VR, 2.593%, 9/11/25 (1)(2)	500	496
UBS Group, VR, 6.327%, 12/22/27 (1)(2)	300	305
US Bancorp, VR, 5.727%, 10/21/26 (2)	615	616
Wells Fargo, VR, 5.707%, 4/22/28 (2)	430	433
		26,323
Building & Real Estate 0.1%
EMG SUKUK, 4.564%, 6/18/24	200	200
		200
Building Products 0.1%
Owens Corning, 5.50%, 6/15/27	200	201
		201
Cable Operators 0.4%
Charter Communications Operating, 4.908%, 7/23/25	139	138

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Charter Communications Operating, 6.15%, 11/10/26	350	352
Cox Communications, 3.15%, 8/15/24 (1)	200	199
		689
Chemicals 1.0%
Celanese US Holdings, 1.40%, 8/5/26	202	184
International Flavors & Fragrances, 1.23%, 10/1/25 (1)	750	707
LG Chem, 4.375%, 7/14/25	280	276
MEGlobal Canada ULC, 5.00%, 5/18/25	500	494
		1,661
Consumer Products 0.5%
LG Electronics, 5.625%, 4/24/27 (1)	530	532
Mattel, 3.375%, 4/1/26 (1)	285	272
		804
Drugs 0.8%
BNP Paribas SA, 4.25%, 10/15/24	500	496
BNP Paribas SA, 4.375%, 9/28/25 (1)	350	343
Viatris, 1.65%, 6/22/25	515	493
		1,332
Electric Utilities 0.4%
GS Caltex, 1.625%, 7/27/25	650	621
		621
Energy 4.6%
Abu Dhabi National Energy, 4.375%, 6/22/26	300	295
APA Infrastructure, 4.20%, 3/23/25 (1)	1,050	1,037
Boardwalk Pipelines, 4.95%, 12/15/24	700	696
Crestwood Mid Partner, 5.75%, 4/1/25	700	699
DCP Midstream Operating, 5.375%, 7/15/25	452	450
EQT, 3.125%, 5/15/26 (1)	534	507
EQT, 6.125%, 2/1/25	200	200
MPLX, 4.875%, 6/1/25	200	198

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Occidental Petroleum, 5.50%, 12/1/25	1,000	995
Occidental Petroleum, 5.875%, 9/1/25	228	228
Occidental Petroleum, 8.50%, 7/15/27	125	134
Reliance Industries, 4.125%, 1/28/25	250	247
SA Global Sukuk, 1.602%, 6/17/26	300	278
Sabine Pass Liquefaction, 5.875%, 6/30/26	69	69
Schlumberger Holdings, 5.00%, 5/29/27 (1)	500	497
TER Finance Jersey Zero Coupon, 1/2/25 (1)(3)	200	193
Western Midstream Operating, 3.10%, 2/1/25	322	316
Western Midstream Operating, 3.95%, 6/1/25	500	491
		7,530
Exploration & Production 0.2%
Lundin Energy, 2.00%, 7/15/26 (1)	300	279
		279
Financial 3.9%
Aldar Sukuk, 4.75%, 9/29/25	570	563
Ally Financial, 4.625%, 3/30/25	200	198
Ally Financial, 5.125%, 9/30/24	200	199
Ally Financial, 5.80%, 5/1/25	300	300
Bank Mandiri Persero, 5.50%, 4/4/26	620	619
CNO Financial Group, 5.25%, 5/30/25	577	573
Ford Motor Credit, 6.95%, 6/10/26	375	381
General Motors Financial, 4.00%, 1/15/25	100	99
General Motors Financial, 5.40%, 5/8/27	125	124
General Motors Financial, 6.05%, 10/10/25	585	587
Hikma Finance USA, 3.25%, 7/9/25	600	579
LPL Holdings, 5.70%, 5/20/27	315	316
QNB Finance, 1.375%, 1/26/26	320	299
QNB Finance, 2.625%, 5/12/25	250	243
Synchrony Financial, 4.25%, 8/15/24	190	189
Western Union, 1.35%, 3/15/26	734	680

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Western Union, 2.85%, 1/10/25	510	501
		6,450
Food Processing 0.4%
Campbell Soup, 5.30%, 3/20/26	635	634
		634
Food/Tobacco 1.0%
Imperial Brands Finance, 3.125%, 7/26/24 (1)	200	199
Imperial Brands Finance, 4.25%, 7/21/25 (1)	775	761
Reynolds American, 4.45%, 6/12/25	750	741
		1,701
Forest Products 0.1%
Celulosa Arauco y Constitucion SA, 4.50%, 8/1/24	200	200
		200
Health Care 1.8%
HCA, 5.25%, 6/15/26	590	586
HCA, 5.375%, 2/1/25	295	294
Highmark, 1.45%, 5/10/26 (1)	701	644
Icon Investments Six DAC, 5.809%, 5/8/27	666	671
Solventum, 5.45%, 2/25/27 (1)	335	334
Utah Acquisition Sub, 3.95%, 6/15/26	420	405
		2,934
Information Technology 0.2%
Amphenol, 5.05%, 4/5/27	380	379
		379
Insurance 2.8%
Athene Global Funding, 5.684%, 2/23/26 (1)	555	553
Athene Global Funding, FRN, SOFRINDX + 0.72%, 6.049%, 1/7/25 (1)	200	200
CNO Global Funding, 1.65%, 1/6/25 (1)	400	390
Corebridge Financial, 3.50%, 4/4/25	1,200	1,178

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Equitable Financial Life Global Funding, 1.40%, 7/7/25 (1)	185	177
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1)	621	619
First American Financial, 4.60%, 11/15/24	650	645
Principal Life Global Funding II, 5.00%, 1/16/27 (1)	55	55
Voya Financial, 3.65%, 6/15/26	900	867
		4,684
Internet Service Providers 0.2%
Meituan Zero Coupon, 4/27/27	300	283
		283
Manufacturing 1.6%
FMC, 3.20%, 10/1/26	1,369	1,294
POSCO, 4.375%, 8/4/25	400	394
VF, 2.40%, 4/23/25	906	876
		2,564
Metals & Mining 0.3%
ABJA Investment, 5.95%, 7/31/24	400	400
Freeport-McMoRan, 5.00%, 9/1/27	44	43
		443
Other Telecommunications 0.3%
Axiata SPV2, 4.357%, 3/24/26	480	471
		471
Pharmaceuticals 0.5%
Bayer US Finance II, 4.25%, 12/15/25 (1)	840	818
		818
Real Estate Investment Trust Securities 2.8%
Brixmor Operating Partnership, 3.65%, 6/15/24 (4)	391	391
Brixmor Operating Partnership, 3.85%, 2/1/25	800	790
Brixmor Operating Partnership, 4.125%, 6/15/26	100	97
CubeSmart, 4.00%, 11/15/25	925	901

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Healthcare Realty Holdings, 3.50%, 8/1/26	295	280
Kilroy Realty, 3.45%, 12/15/24	672	663
Kilroy Realty, 4.375%, 10/1/25	600	586
Scentre Group Trust, 3.50%, 2/12/25 (1)	900	886
		4,594
Retail 0.9%
Advance Auto Parts, 5.90%, 3/9/26	100	100
Dollar General, 4.15%, 11/1/25	675	661
Walgreens Boots Alliance, 3.80%, 11/18/24	750	741
		1,502
Services 0.5%
CDW / CDW Finance, 4.125%, 5/1/25	300	293
CDW / CDW Finance, 5.50%, 12/1/24	600	598
		891
Telephones 0.2%
AT&T, 1.70%, 3/25/26	300	280
		280
Transportation 0.9%
GATX, 5.40%, 3/15/27	250	250
Penske Truck Leasing, 2.70%, 11/1/24 (1)	200	197
Penske Truck Leasing, 3.45%, 7/1/24 (1)	400	399
Penske Truck Leasing, 3.95%, 3/10/25 (1)	550	543
Penske Truck Leasing / PTL Finance, 5.35%, 1/12/27 (1)	60	60
		1,449
Transportation Services 0.2%
HPHT Finance, 2.875%, 11/5/24	400	395
		395
Utilities 3.3%
Ameren, 3.65%, 2/15/26	675	653

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Constellation Energy Generation, 3.25%, 6/1/25	1,096	1,071
Edison International, 3.55%, 11/15/24	875	866
Enel Finance International NV, 6.80%, 10/14/25 (1)	400	406
NRG Energy, 3.75%, 6/15/24 (1)	200	200
Pacific Gas and Electric, 3.15%, 1/1/26	805	774
Southern, 4.475%, 8/1/24	495	494
Southwestern Electric Power, 2.75%, 10/1/26	300	281
Vistra Operations, 3.55%, 7/15/24 (1)	545	544
Vistra Operations, 5.125%, 5/13/25 (1)	135	134
		5,423
Wireless Communications 2.9%
American Tower, 1.60%, 4/15/26	975	908
Crown Castle, 1.05%, 7/15/26	395	361
Crown Castle, 1.35%, 7/15/25	150	143
Crown Castle International, 4.45%, 2/15/26	500	491
Crown Castle Towers, 3.663%, 5/15/45 (1)	825	807
PT Tower Bersama Infrastructure, 4.25%, 1/21/25	300	296
Rogers Communications, 3.625%, 12/15/25	400	387
SBA Tower Trust, 1.884%, 7/15/50 (1)	270	253
SBA Tower Trust, 2.836%, 1/15/50 (1)	155	152
Sprint, 7.625%, 3/1/26	935	958
		4,756
Total Corporate Bonds (Cost $86,689)		86,724
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.5%
Foreign Govt & Muni (Excl Canadian) 0.5%
Japan Treasury Discount Bills, 0.042%, 8/5/24 (JPY)	122,900	782
		782
Total Foreign Government Obligations & Municipalities (Cost $789)		782

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 8.8%
Commercial Mortgage-Backed Securities 3.3%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, FRN, 1M TSFR + 1.10%, 6.414%, 9/15/32 (1)	475	475
BX Trust, Series 2020-VKNG, Class A, FRN, 1M TSFR + 1.04%, 6.362%, 10/15/37 (1)	585	583
BX Trust, Series 2021-ARIA, Class A, FRN, 1M TSFR + 1.01%, 6.331%, 10/15/36 (1)	665	659
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, FRN, 1M TSFR + 1.37%, 6.684%, 12/15/37 (1)	410	410
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class B, FRN, 1M TSFR + 1.55%, 6.864%, 12/15/37 (1)	650	649
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class C, FRN, 1M TSFR + 1.75%, 7.064%, 12/15/37 (1)	400	400
Cold Storage Trust, Series 2020-ICE5, Class A, FRN, 1M TSFR + 1.01%, 6.334%, 11/15/37 (1)	688	687
Commercial Mortgage Trust, Series 2014-CR21, Class A3, 3.528%, 12/10/47	20	20
Commercial Mortgage Trust, Series 2014-UBS6, Class A5, ARM, 3.644%, 12/10/47	400	395
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/36 (1)	450	441
MARQ Trust, Series 2024-HOU, Class A, FRN, 1M TSFR + 1.59%, 7.02%, 6/15/29 (1)	150	150
ONE Mortgage Trust, Series 2021-PARK, Class A, FRN, 1M TSFR + 0.81%, 6.131%, 3/15/36 (1)	115	112
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, FRN, 1M TSFR + 1.39%, 6.692%, 5/15/39 (1)	445	445
		5,426
Whole Loans Backed 5.5%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	44	42
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1)	90	75
Angel Oak Mortgage Trust, Series 2021-5, Class A1, CMO, ARM, 0.951%, 7/25/66 (1)	112	93

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO, ARM, 2.881%, 12/25/66 (1)	93	83
Bellemeade Re, Series 2022-1, Class M1A, FRN, SOFR30A + 1.75%, 7.073%, 1/26/32 (1)	45	46
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1)	62	53
COLT Funding, Series 2021-4, Class A1, CMO, ARM, 1.397%, 10/25/66 (1)	73	60
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1)	98	93
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, CMO, ARM, SOFR30A + 0.85%, 6.174%, 12/25/41 (1)	42	42
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, CMO, ARM, SOFR30A + 1.90%, 7.223%, 6/25/43 (1)	49	49
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, CMO, ARM, SOFR30A + 1.70%, 7.024%, 7/25/43 (1)	193	195
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, CMO, ARM, SOFR30A + 1.15%, 6.474%, 3/25/44 (1)	627	628
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, CMO, ARM, 5.732%, 2/25/68 (1)	154	152
Federal National Mortgage Association Connecticut Avenue Securities, Series 2024-R02, Class 1M1, CMO, ARM, SOFR30A + 1.10%, 6.424%, 2/25/44 (1)	390	391
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1A, CMO, ARM, SOFR30A + 1.00%, 6.324%, 1/25/42 (1)	129	129
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.624%, 2/25/42 (1)	161	162
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%, 8.28%, 6/25/42 (1)	176	181
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%, 7.173%, 11/25/43 (1)	112	114

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%, 6.574%, 5/25/44 (1)	305	305
Freddie Mac STACR REMIC Trust, Series 2024-HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%, 6.574%, 3/25/44 (1)	458	458
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, CMO, ARM, 6.386%, 5/25/69 (1)	360	360
New Residential Mortgage Loan Trust, Series 2023-NQM1, Class A1A, CMO, ARM, 6.864%, 10/25/63 (1)	620	625
OBX Trust, Series 2022-NQM1, Class A1, CMO, ARM, 2.305%, 11/25/61 (1)	150	129
OBX Trust, Series 2023-NQM10, Class A1, CMO, ARM, 6.465%, 10/25/63 (1)	420	421
OBX Trust, Series 2024-NQM7, Class A1, CMO, ARM, 6.243%, 3/25/64 (1)	483	484
Progress Residential Trust, Series 2020-SFR1, Class A, 1.732%, 4/17/37 (1)	100	99
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078%, 6/17/37 (1)	254	245
Progress Residential Trust, Series 2020-SFR3, Class B, CMO, ARM, 1.495%, 10/17/27 (1)	440	415
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 3.692%, 11/25/59 (1)	82	79
Verus Securitization Trust, Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1)	87	75
Verus Securitization Trust, Series 2021-4, Class A1, CMO, ARM, 0.938%, 7/25/66 (1)	95	76
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	67	60
Verus Securitization Trust, Series 2023-3, Class A1, CMO, ARM, 5.93%, 3/25/68 (1)	269	267
Verus Securitization Trust, Series 2023-8, Class A1, CMO, ARM, 6.259%, 12/25/68 (1)	227	227
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	122	121
Verus Securitization Trust, Series 2023-INV3, Class A1, CMO, ARM, 6.876%, 11/25/68 (1)	736	742

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust, Series 2024-1, Class A1, CMO, ARM, 5.712%, 1/25/69 (1)	746	740
Verus Securitization Trust, Series 2024-INV1, Class A1, CMO, ARM, 6.116%, 3/25/69 (1)	453	451
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	62	56
		9,023
Total Non-U.S. Government Mortgage-Backed Securities (Cost $14,538)		14,449
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 3.0%
U.S. Treasury Obligations 3.0%
U.S. Treasury Bills, 5.267%, 9/19/24 (5)	650	640
U.S. Treasury Bills, 5.292%, 6/11/24	400	399
U.S. Treasury Bills, 5.292%, 6/25/24	400	399
U.S. Treasury Bills, 5.305%, 7/11/24	800	795
U.S. Treasury Bills, 5.306%, 7/23/24 (5)	650	645
U.S. Treasury Bills, 5.318%, 8/6/24	1,000	991
U.S. Treasury Bills, 5.332%, 8/20/24	375	371
U.S. Treasury Notes, 4.625%, 11/15/26	480	478
U.S. Treasury Notes, 4.875%, 11/30/25	170	170
		4,888
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $4,890)		4,888
SHORT-TERM INVESTMENTS 10.2%
Commercial Paper 10.2%
Bacardi-Martini, 5.845%, 7/18/24 (6)	1,300	1,290
Bayer, 6.297%, 7/9/24 (6)	550	547
Canadian Natural Resources, 5.874%, 6/25/24 (6)	1,550	1,544
Conagra Brands, 5.653%, 6/3/24 (6)	600	600
Conagra Brands, 5.764%, 6/13/24 (6)	1,400	1,397

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Edison International, 5.503%, 6/3/24 (6)	1,100	1,099
Energy Transfer, 5.653%, 6/3/24	1,000	999
Gotham Funding, 5.312%, 6/3/24 (6)	1,100	1,099
Harley-Davidson Financial Services, 6.049%, 6/4/24 (6)	900	899
International Flavors & Fragrances, 6.075%, 6/24/24 (6)	800	797
Intesa Sanpaolo, 6.10%, 4/15/25	525	525
Ovintiv, 6.07%, 6/17/24	300	299
Ovintiv Canada ULC, 6.108%, 6/20/24	1,200	1,196
Quanta Services, 5.706%, 6/5/24 (6)	1,400	1,399
Targa Resources, 5.803%, 6/3/24 (6)	400	400
Targa Resources, 6.039%, 7/8/24 (6)	1,000	994
Targa Resources, 6.04%, 7/10/24 (6)	600	596
VF, 6.456%, 7/23/24 (6)	290	288
Walgreens Boots Alliance, 6.432%, 7/1/24 (6)	800	796
		16,764
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8)	1	1
Total Short-Term Investments (Cost $16,767)		16,765
SECURITIES LENDING COLLATERAL 0.1%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8)	47	47
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		47
Total Securities Lending Collateral (Cost $47)		47

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amount in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Citibank N.A.	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.IG.S42, 5 Year Index, 6/20/29), Pay 1.00% Quarterly, Receive upon credit default, 6/19/24 @ 0.65% *(9)	1	7,700	1
Citibank N.A.	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.IG.S42, 5 Year Index, 6/20/29), Pay 1.00% Quarterly, Receive upon credit default, 6/19/24 @ 0.70% *(9)	1	7,700	—
Total Options Purchased (Cost $8)				1

Total Investments in Securities 101.0% of Net Assets (Cost $165,631)	$165,622

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $75,154 and represents 45.8% of net assets.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3)	Level 3 in fair value hierarchy. See Note 2.
(4)	All or a portion of this security is on loan at May 31, 2024. See Note 4.
(5)	At May 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $13,745 and represents 8.4% of net assets.
(7)	Seven-day yield
(8)	Affiliated Companies
(9)	Non-income producing.

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
SOFRINDX	SOFR (Secured overnight financing rate) Index
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Freeport-McMoran, Baa2*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/24	200	—	—	—
Protection Sold (Relevant Credit: Hess, Baa3*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/24	100	—	—	—
Protection Sold (Relevant Credit: Devon Energy, Baa2*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/24	100	—	—	—
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/24	275	1	—	1
Protection Sold (Relevant Credit: Verizon Communications, Baa1*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/24	275	1	—	1

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Protection Sold (Relevant Credit: AT&T, Baa2*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/24	275	2	1	1
Total Centrally Cleared Credit Default Swaps, Protection Sold				3
Net payments (receipts) of variation margin to date				$(3)
Variation margin receivable (payable) on centrally cleared swaps				$—

*	Credit ratings as of May 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street Bank London	8/5/24	USD	799	JPY	122,900	$10
Net unrealized gain (loss) on open forward currency exchange contracts						$10

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 29 Three Month SOFR Futures contracts	09/24	(6,889)	$25
Long, 2 U.S. Treasury Notes ten year contracts	09/24	217	1
Short, 2 Ultra U.S. Treasury Notes ten year contracts	09/24	(225)	1
Short, 42 U.S. Treasury Notes five year contracts	09/24	(4,445)	2
Short, 64 U.S. Treasury Notes two year contracts	09/24	(13,031)	(6)
Long, 11 Three Month SOFR Futures contracts	03/25	2,627	(14)
Short, 11 Three Month SOFR Futures contracts	03/26	(2,648)	14
Net payments (receipts) of variation margin to date			(40)
Variation margin receivable (payable) on open futures contracts			$(17)

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 5/31/23	Purchase Cost	Sales Cost	Value 5/31/24
T. Rowe Price Government Reserve Fund	$86	¤	¤	$48
	Total			$48^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $48.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

May 31, 2024
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $165,631)	$165,622
Interest and dividends receivable	1,068
Unrealized gain on forward currency exchange contracts	10
Total assets	166,700
Liabilities
Payable for investment securities purchased	2,495
Due to custodian	55
Obligation to return securities lending collateral	47
Investment management and administrative fees payable	23
Variation margin payable on futures contracts	17
Total liabilities	2,637
NET ASSETS	$164,063
Net assets consists of:
Total distributable earnings (loss)	$375
Paid-in capital applicable to 3,325,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares authorized	163,688
NET ASSETS	$164,063
NET ASSET VALUE PER SHARE	$49.34
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
5/31/24
Investment Income (Loss)
Income
Interest	$6,175
Securities lending	2
Total income	6,177
Expenses
Investment management and administrative expense	192
Miscellaneous expense	2
Total expenses	194
Net investment income	5,983
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	14
Futures	513
Swaps	11
Options written	(4)
Forward currency exchange contracts	105
Foreign currency transactions	(8)
Net realized gain	631
Change in net unrealized gain / loss
Securities	713
Futures	13
Swaps	2
Options written	3
Change in unrealized gain / loss	731
Net realized and unrealized gain / loss	1,362
INCREASE IN NET ASSETS FROM OPERATIONS	$7,345
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended
	5/31/24	5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$5,983	$1,680
Net realized gain (loss)	631	(25)
Change in net unrealized gain / loss	731	(7)
Increase in net assets from operations	7,345	1,648
Distributions to shareholders
Net earnings	(6,093)	(1,976)
Capital share transactions*
Shares sold	108,056	26,775
Shares redeemed	—	(8,493)
Increase in net assets from capital share transactions	108,056	18,282
Net Assets
Increase during period	109,308	17,954
Beginning of period	54,755	36,801
End of period	$164,063	$54,755
*Share information
Shares sold	2,200	550
Shares redeemed	—	(175)
Increase in shares outstanding	2,200	375
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Ultra Short-Term Bond ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with low volatility of principal value.
NOTE  1  –   SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (NYSE Arca) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca is open.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

NOTE  2  –   VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$62,085	$—	$62,085
Corporate Bonds	—	86,531	193	86,724
Short-Term Investments	1	16,764	—	16,765
Securities Lending Collateral	47	—	—	47
Options Purchased	—	1	—	1
Total Securities	48	165,381	193	165,622
Swaps*	—	3	—	3
Forward Currency Exchange Contracts	—	10	—	10
Futures Contracts*	43	—	—	43
Total	$91	$165,394	$193	$165,678
Liabilities
Futures Contracts*	$20	$—	$—	$20

[1]	Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

NOTE  3  –   DERIVATIVE INSTRUMENTS
During the year ended May 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures	$43
Foreign exchange derivatives	Forwards	10
Credit derivatives	Centrally cleared swaps and Securities^	4
Total		$57
Liabilities
Interest rate derivatives	Futures	$20

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^	Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

($000s)	Location of Gain (Loss) on Statement of Operations
	Securities^	Options Written	Futures	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$7	$(4)	$513	$—	$—	$516
Foreign exchange derivatives	—	—	—	105	—	105
Credit derivatives	5	—	—	—	11	16
Total	$12	$(4)	$513	$105	$11	$637
Change in Unrealized Gain (Loss)
Interest rate derivatives	$1	$3	$13	$—	$—	$17
Credit derivatives	(7)	—	—	—	2	(5)
Total	$(6)	$3	$13	$—	$2	$12

^	Options purchased are reported as securities.
Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2024, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of May 31, 2024, securities valued at $664,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund's foreign currency exposure from one country to another, or to enhance the fund's return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended May 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 12% and 33% of net assets.
Options
The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

asset values, interest rates, and credit ratings; and for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 2% and 10% of net assets.
Swaps
The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2024, the notional amount of protection sold by the fund totaled $1,225,000 (0.7% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 3% of net assets.
NOTE  4  –   OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2024, the value of loaned securities was $46,000; the value of cash collateral and related investments was $47,000.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $148,623,000 and $62,105,000, respectively, for the year ended May 31, 2024. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $10,447,000 and $8,449,000, respectively, for the year ended May 31, 2024.
NOTE  5  –   FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
	May 31,	May 31,
	2024	2023
Ordinary income (including short-term capital gains, if any)	$6,019	$1,764
Long-term capital gain	74	212
Total distributions	$6,093	$1,976

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

At May 31, 2024, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$165,658
Unrealized appreciation	$383
Unrealized depreciation	(392)
Net unrealized appreciation (depreciation)	$(9)
At May 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed ordinary income	$356
Undistributed long-term capital gain	39
Net unrealized appreciation (depreciation)	(9)
Loss carryforwards and deferrals	(11)
Total distributable earnings (loss)	$375
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to straddle deferrals.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.17% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary,

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of May 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,548,392 shares of the fund, representing 47% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   BORROWING
The fund may borrow to provide temporary liquidity. At May 31, 2024, the fund had outstanding borrowings from State Street Bank of $55,000 at an annual rate of 8.64%.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Ultra Short-Term Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Ultra Short-Term Bond ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the years ended May 31, 2024 and 2023, and for the period September 28, 2021 (inception) through May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the years ended May 31, 2024 and 2023, and for the period September 28, 2021 (inception) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 05/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. The fund’s distributions to shareholders included:
For shareholders subject to interest expense deduction limitation under Section 163(j), $5,993,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
$85,000 from short-term capital gain.
The fund's distributions to shareholders included $74,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Approval of Investment Management Agreement and Subadvisory Agreement
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Approval of Investment Management Agreement and Subadvisory Agreement
(continued)
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Approval of Investment Management Agreement and Subadvisory Agreement
(continued)
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders have benefitted from reductions to the fund’s management fee and also benefit from potential future economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Approval of Investment Management Agreement and Subadvisory Agreement
(continued)
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s

T. ROWE PRICE ULTRA SHORT-TERM BOND ETF

Approval of Investment Management Agreement and Subadvisory Agreement
(continued)
management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF990-050 07/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Ultra Short-Term Bond ETF

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024